Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits
NOTE J—DEPOSITS
The book value of deposits consisted
of
the following:

	December 31
(In thousands)	2023	2022
Noninterest-bearing accounts	$6,149,080	$7,199,678
Interest-bearing transaction accounts	5,648,135	5,116,966
Regular savings	1,345,258	1,678,302
Interest-bearing money market accounts	6,349,453	6,299,404
Time deposits under $100,000	1,066,092	843,950
Time deposits over $100,000	2,261,301	1,164,866

Total deposits	$22,819,319	$22,303,166

Included in time deposits over $100,000 at December 31, 2023 and 2022 were time deposits of $250,000 or more of $842,118,000 and $454,477,000, respectively. Interest paid on deposits approximated $377,008,000, $77,271,000, and $43,562,000 in 2023, 2022 and 2021, respectively.
United’s subsidiary banks have received deposits, in the normal course of business, from the directors and officers of United and its subsidiaries, and their associates. Such related party deposits were accepted on substantially the same terms, including interest rates and maturities, as those prevailing at the time for comparable transactions with unrelated persons. The aggregate dollar amount of these deposits was $47,857,000 and $36,476,000 at December 31, 2023 and 2022, respectively.